SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted earnings (loss) per share (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income attributable to ordinary shareholders	$ 414,468	$ 495,521	$ 87,862
Denominator:
Weighted-average number of ordinary shares outstanding - basic	35,750,000	35,750,000	35,750,000
Weighted-average number of ordinary shares outstanding - diluted	35,750,000	35,750,000	35,750,000
Earnings per share - basic	$ 0.01	$ 0.01	$ 0.00
Earnings per share - diluted	$ 0.01	$ 0.01	$ 0.00
Underwriter warrants considered in diluted EPS calculation using treasury stock method	300,000	300,000	300,000
Diluted shares	0	0	0